--------------------------------------------------------------------------------

                                                     UAM Funds
                                                     Semi-Annual Report


     -----------------------
       Pell Rudman Mid-Cap
        Growth Portfolio
     -----------------------
                      October 31, 1998


                                                     UAM
--------------------------------------------------------------------------------

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                        OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   7
Statement of Operations.....................................................   8
Statement of Changes in Net Assets..........................................   9
Financial Highlights........................................................  10
Notes to Financial Statements...............................................  11

--------------------------------------------------------------------------------

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

We welcome this opportunity to review the economic and market conditions that have affected the Portfolio during the period ended October 31, 1998 as well as the critical tenets of our investment philosophy.

Overview of Economic and Market Conditions
Japan plunged into a deep recession in the midst of a major banking crisis. This worsened the plight of the already depressed emerging Asian economies. The collapse of the Russian economy and resultant political instability added to fears about emerging markets everywhere. The White House scandal seemed less important than global economic fundamentals but surely fostered the atmosphere of uncertainty. In the quarter just ended, economic turbulence and extreme market volatility characterized the investment environment. There was no shortage of trouble spots around the world.

Responding to these and other factors, the Federal Reserve proceeded to lower interest rates twice; once at its regularly scheduled FOMC meeting in September and again in October. Separately, Japan appeared to acknowledge the extent of its banking system's woes and put forth for the first time a credible plan to address these problems.

Consequently, the U.S. equities markets began to stabilize and indeed rallied sharply from the depths of the correction. After this period of turbulence, where do things stand now? A slowdown in the global economy is under way, and the U.S. will not be immune. This will most likely take the form of a downshift in economic activity from above average to below-average growth well into 1999.

We continue to believe that earnings forecasts for the stock market as a whole are at risk of substantial downward revision. Expectations for the rest of 1998 have been appropriately reduced, but appear too high for 1999 in light of a decelerating economy and weaker pricing power. On the positive side, the Federal Reserve's decision to lower interest rates is a significant policy change for equities. It confirms that inflation is low, and that the interest rate environment will most likely remain favorable.

Investment Outlook and Philosophy
We remain cautious about the near-term macro environment for equities and expect the recent high volatility to continue in the weeks ahead. However, an increasing number of high quality mid cap growth stocks have declined in price. This has led to a relative valuation disparity between mid cap and large cap stocks that has risen to at least a ten-year high. Similar attractive valuations have occurred during periods of market turmoil such as we experienced during the market crash of October 1987 and more recently during Iraq's invasion of Kuwait.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------


Quarterly Report continued page 2
In the past, this valuation gap has eventually closed, as so we remain confident that our investment composition and investment philosophy will serve our investors well in the future. This is predicated on the belief that significant value will be added over time by investing in high-quality mid-cap growth companies.

The key to Pell Rudman's approach is an emphasis on bottom-up, fundamental stock selection that focuses on companies which can deliver consistently strong earnings growth, cash flow growth, and return on equity. Importantly, we require a proven history of growth in the companies in which we invest, as we believe it is indicative of the value of the underlying franchise or market position. These companies typically have a proprietary product or business approach that allows them to be leaders within their industry. Our portfolio strategy emphasizes diversification in terms of sector exposure as well as the number of securities held, and seeks low turnover of holdings. We believe adherence to investment philosophy will inure to the long-term benefit of our shareholders.

PELL RUDMAN TRUST COMPANY, N.A.
The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on behalf of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

UAM FUNDS               PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 90.9%
--------------------------------------------------------------------------------

                                                               SHARES   VALUE+
                                                               ------ ----------
 BANKS - 2.3%
  Northern Trust Corp.........................................   215  $   15,856
  TCF Financial Corp..........................................   600      14,138
                                                                      ----------
                                                                          29,994
                                                                      ----------
 BROADCASTING & PUBLISHING - 10.1%
  *Chancellor Media Corp......................................   380      14,582
  *Clear Channel Communications, Inc..........................   735      33,488
  E.W. Comcast Corp., Class A.................................   695      34,316
  E.W. Scripps Co, Class A....................................   305      13,496
  *Outdoor Systems, Inc....................................... 1,120      24,710
  *Univision Communications, Inc..............................   460      13,570
                                                                      ----------
                                                                         134,162
                                                                      ----------
 COMMERCIAL SERVICES - 8.5%
  *BISYS Group, Inc...........................................   245      10,719
  *Ceridian Corp..............................................   330      18,934
  *Concord EFS, Inc...........................................   765      21,802
  *Gartner Group, Inc., Class A...............................   355       7,056
  Paychex, Inc................................................   545      27,114
  *Personnel Group of America, Inc............................   905      14,028
  *Young & Rubicam, Inc.......................................   520      13,585
                                                                      ----------
                                                                         113,238
                                                                      ----------
 CHEMICALS - 1.0%
  Cambrex Corp................................................   545      13,932
                                                                      ----------
 COMPUTERS - 3.3%
  *Affiliated Computer Services, Inc., Class A................   465      17,205
  *Cambridge Technology Partners, Inc.........................   355       7,854
  *HNC Software, Inc..........................................   215       7,229
  *JDA Software Group, Inc....................................   330       3,135
  *Saville Systems Ireland plc ADR............................   465       7,847
                                                                      ----------
                                                                          43,270
                                                                      ----------
 COMPUTERS & OFFICE EQUIPMENT - 4.9%
  *Ingram Micro, Inc..........................................   410      18,655
  *Lexmark International Group, Inc., Class A.................   490      34,269
  *Transaction Systems Architects, Inc., Class A..............   330      11,911
                                                                      ----------
                                                                          64,835
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS               PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES   VALUE+
                                                               ------ ----------
 CONSUMER NON-DURABLES - 0.7%
  *Blyth Industries, Inc......................................   330  $    9,116
                                                                      ----------
 EDUCATION - 1.0%
  *DeVry, Inc.................................................   625      13,750
                                                                      ----------
 ELECTRONICS - 8.3%
  *Altera Corp................................................   520      21,645
  Linear Technology, Inc......................................   295      17,589
  *Maxim Integrated Products, Inc.............................   735      26,230
  *Microchip Technology, Inc..................................   600      16,237
  *SIPEX Corp.................................................   575      15,956
  *Xilinx, Inc................................................   295      13,174
                                                                      ----------
                                                                         110,831
                                                                      ----------
 ENTERTAINMENT & LEISURE - 4.4%
  *Liberty Media Group, Class A...............................   930      35,398
  *SFX Entertainment, Inc.....................................   300       9,488
  *Tele-Communications TCI Ventures Group, Class A............   765      14,248
                                                                      ----------
                                                                          59,134
                                                                      ----------
 FINANCIAL SERVICES - 3.0%
  Capital One Financial Corp..................................   245      24,929
  FINOVA Group, Inc...........................................   300      14,625
                                                                      ----------
                                                                          39,554
                                                                      ----------
 HEALTH CARE - 9.8%
  *Access Health, Inc.........................................   490      17,579
  *Arterial Vascular Engineering, Inc.........................   325       9,953
  *CareMatrix Corp............................................   245       6,033
  *Concentra Managed Care, Inc................................   625       6,406
  *Genesis Health Ventures, Inc...............................   330       4,455
  *Health Management Associates, Inc., Class A................ 1,090      19,416
  *Lincare Holdings, Inc......................................   575      22,964
  *MiniMed, Inc...............................................   245      13,597
  *PacifiCare Health Systems, Inc., Class B...................   135      10,631
  *Patterson Dental Co........................................   465      19,181
                                                                      ----------
                                                                         130,215
                                                                      ----------
 INDUSTRIAL - 0.7%
  Donaldson Co., Inc..........................................   545       9,912
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS               PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
--------------------------------------------------------------------------------

                                                               SHARES   VALUE+
                                                               ------ ----------
 INSURANCE - 3.1%
  *AFLAC Inc..................................................  385   $   14,678
  American Bankers Insurance Group, Inc.......................  150        6,703
  Progressive Corp............................................  135       19,879
                                                                      ----------
                                                                          41,260
                                                                      ----------
 LODGING & RESTAURANTS - 0.9%
  *Papa John's International, Inc.............................  325       12,340
                                                                      ----------
 NATURAL RESOURCES - 0.8%
  *Core Laboratories N.V......................................  490       11,056
                                                                      ----------
 OFFICE EQUIPMENT - 1.0%
  *United Stationers, Inc.....................................  485       12,853
                                                                      ----------
 OIL & GAS - 2.2%
  Coflexip S.A. ADR...........................................  355       17,084
  Devon Energy Corp...........................................  350       11,856
                                                                      ----------
                                                                          28,940
                                                                      ----------
 PRINT & PUBLISHING - 1.5%
  *Consolidated Graphics, Inc.................................  410       19,449
                                                                      ----------
 RETAIL - 4.7%
  *Bed Bath & Beyond, Inc.....................................  680       18,742
  *Borders Group, Inc.........................................  520       13,195
  Dollar General Corp.........................................  650       15,519
  TJX Cos., Inc...............................................  815       15,434
                                                                      ----------
                                                                          62,890
                                                                      ----------
 SERVICES - 6.1%
  *Equity Corp. International.................................  465       11,538
  *Fiserv, Inc................................................  545       25,342
  *Metzler Group, Inc.........................................  520       21,840
  National Data Corp..........................................  355       12,026
  Protection One, Inc.........................................  955       10,744
                                                                      ----------
                                                                          81,490
                                                                      ----------
 TECHNOLOGY - 3.4%
  *Sanmina Corp...............................................  270       11,070
  *Solectron Corp.............................................  355       20,324
  *Waters Corp................................................  190       13,965
                                                                      ----------
                                                                          45,359
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                        OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
-------------------------------------------------------------------------------


                                                            SHARES    VALUE+
                                                           -------- ----------
 TELECOMMUNICATIONS - 7.3%
  *American Tower Corp., Class A..........................      515 $   11,266
  *NTL, Inc...............................................      385     18,456
  *Paging Network, Inc....................................      790      4,345
  *Plantronics, Inc.......................................      545     31,031
  *Tel-Save Holdings, Inc.................................    1,260     11,301
  *U.S. Cellular Corp.....................................      385     14,101
  *Uniphase Corp..........................................      135      6,683
                                                                    ----------
                                                                        97,183
                                                                    ----------
 TEXTILES & APPAREL - 1.9%
  *Jones Apparel Group, Inc...............................      545      9,401
  *WestPoint Stevens, Inc.................................      575     16,352
                                                                    ----------
                                                                        25,753
                                                                    ----------
  TOTAL COMMON STOCKS (Cost $1,134,750)...................           1,210,516
                                                                    ----------

-------------------------------------------------------------------------------
 SHORT TERM INVESTMENT - 7.6%
-------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
                                                           --------
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/1998, to be repurchased at $101,041,
   collateralized by $97,195 of various U.S. Treasury
   Notes, 5.375%-6.875%, due 05/31/99-02/15/04, valued at
   $101,001 (Cost $101,000)............................... $101,000    101,000
                                                                    ----------
  TOTAL INVESTMENTS - 98.5% (Cost $1,235,750) (a).........           1,311,516
                                                                    ----------
  OTHER ASSETS AND LIABILITIES (NET) - 1.5%...............              19,457
                                                                    ----------
  NET ASSETS - 100%.......................................          $1,330,973
                                                                    ==========

+   See Note A to Financial Statements.
*   Non-Income Producing Security
ADR American Depository Receipt
(a) The cost for federal income tax purposes was $1,235,750. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $75,766. This consisted of aggregate gross unrealized appreciation for all securities of $107,461 and aggregate gross unrealized depreciation for all securities of $31,695.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS               PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                        OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
 ASSETS
 Investments, at Cost............................................. $1,235,750
                                                                   ==========
 Investments, at Value............................................ $1,311,516
 Cash.............................................................        961
 Receivable for Portfolio Shares Sold.............................     29,000
 Receivable from Investment Advisor -- Note B.....................     18,711
 Dividends and Interest Receivable................................         96
 Other Assets.....................................................     16,325
                                                                   ----------
  Total Assets....................................................  1,376,609
                                                                   ----------
 LIABILITIES
 Payable for Investments Purchased................................     13,141
 Payable for Administrative Fees -- Note C........................      6,305
 Payable for Trustees' Fees -- Note F.............................        603
 Other Liabilities................................................     25,587
                                                                   ----------
  Total Liabilities...............................................     45,636
                                                                   ----------
 NET ASSETS....................................................... $1,330,973
                                                                   ==========
 NET ASSETS CONSIST OF:
 Paid in Capital.................................................. $1,273,210
 Accumulated Net Investment Loss..................................       (129)
 Accumulated Net Realized Loss....................................    (17,874)
 Unrealized Appreciation..........................................     75,766
                                                                   ----------
 NET ASSETS....................................................... $1,330,973
                                                                   ==========
 Institutional Class Shares
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)..........................................................    128,180
 NET ASSET VALUE, Offering and Redemption Price Per Share.........     $10.38
                                                                       ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS               PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                        FOR THE PERIOD SEPTEMBER 10, 1998*
                        TO OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends............................................................ $    103
 Interest.............................................................    1,824
                                                                       --------
  TOTAL INCOME........................................................    1,927
                                                                       --------
 EXPENSES
 Administrative Fees -- Note C........................................   12,473
 Printing Fees........................................................    3,571
 Filing and Registration Fees.........................................    3,413
 Audit Fees...........................................................    2,678
 Investment Advisory Fees -- Note B...................................    1,580
 Trustees' Fees -- Note F.............................................      603
 Shareholder Servicing Fees...........................................      223
 Custodian Fees -- Note D.............................................      149
 Other Expenses.......................................................    1,004
 Investment Advisory Fees Waived -- Note B............................   (1,580)
 Expenses Assumed by the Advisor -- Note B............................  (22,058)
                                                                       --------
  Net Expenses........................................................    2,056
                                                                       --------
 NET INVESTMENT LOSS..................................................     (129)
                                                                       --------
 NET REALIZED LOSS ON INVESTMENTS.....................................  (17,874)
 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS....   75,766
                                                                       --------
 NET GAIN ON INVESTMENTS..............................................   57,892
                                                                       --------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $ 57,763
                                                                       ========

*Commencement of Operations
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SEPTEMBER 10,
                                                                     1998* TO
                                                                    OCTOBER 31,
                                                                       1998
                                                                    (UNAUDITED)
                                                                   -------------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Loss............................................   $     (129)
  Net Realized Loss..............................................      (17,874)
  Net Change in Unrealized Appreciation/Depreciation.............       75,766
                                                                    ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........       57,763
                                                                    ----------
 CAPITAL SHARE TRANSACTIONS: (1)
  Issued.........................................................    1,273,211
  Redeemed.......................................................           (1)
                                                                    ----------
  NET INCREASE FROM CAPITAL SHARE TRANSACTIONS...................    1,273,210
                                                                    ----------
   TOTAL INCREASE................................................    1,330,973
 NET ASSETS:
  Beginning of Period............................................          --
                                                                    ----------
  End of Period (including accumulated net investment loss of
   $129).........................................................   $1,330,973
                                                                    ==========
 (1) SHARES ISSUED AND REDEEMED:
  Shares Issued..................................................      128,180
  Shares Redeemed................................................          --
                                                                    ----------
                                                                       128,180
                                                                    ==========

* Commencement of Operations
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                               SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  SEPTEMBER 10,
                                                                    1998* TO
                                                                   OCTOBER 31,
                                                                      1998
                                                                   (UNAUDITED)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $10.00
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Loss............................................        -- @
 Net Realized and Unrealized Gain on Investments................       0.38
                                                                     ------
 Total from Investment Operations...............................       0.38
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $10.38
                                                                     ======
TOTAL RETURN+...................................................       3.80%***
                                                                     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)...........................     $1,331
Ratio of Expenses to Average Net Assets.........................       1.30%**
Ratio of Net Investment Loss to Average Net Assets..............      (0.08)%**
Portfolio Turnover Rate.........................................          4%
Ratio of Voluntarily Waived Fees and Expenses Assumed by
 Affiliates to Average Net Assets...............................      14.91%**
Ratio of Expenses to Average Net Assets Including Expense
 Offsets........................................................       1.30%**

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
 @  Amount is less than $0.01 per share
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Pell Rudman Mid-Cap Growth Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Pell Rudman Mid-Cap Growth Portfolio is to provide capital appreciation by investing primarily on quality growth companies with medium market capitalizations (i.e., companies with market capitalizations that fall within the range of the Russell Mid-Cap Growth Index at the time of investment).

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Trustees.
    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue
  Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.
    The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

  possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.
    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.
    Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income, accumulated net realized gain and paid in capital.
    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Pell Rudman Trust Company, N.A., (the "Adviser"), a wholly-owned

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.30% of average daily net assets.

  C. ADMINISTRATION SERVICES: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, transfer agent and shareholder services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator receives a fixed monthly fee, plus a fee based on a percentage of the monthly average net assets of the Portfolio. In addition, the Administrator also receives per account fees that may vary according to the shareholder account size and type of shareholder account. For the period ending October 31, 1998, the fee pursuant to the Agreement amounted to $12,473, which is equivalent to an annualized rate of 7.87% of average net assets.

The Administrator has entered into an agreement (the "Sub-Agreements") with, Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST") and UAM Shareholder Services, Inc. ("UAMSSC") an affiliate of UAM, to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing, transfer agent and shareholder services. Pursuant to these sub-agreements, the Administrator pays each of the respective companies a monthly fee. For the period ended October 31, 1998, the fees earned by CGFSC, DST, and UAMSSC amounted to $9,044, $2,175 and $1,743, respectively.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

  G. PURCHASES AND SALES: For the six months ended October 31, 1998, the Portfolio made purchases of $1,193,907 and sales of $41,283 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. OTHER: At October 31, 1998, 91% of total shares outstanding were held by 2 record shareholders owning more than 10% of the aggregate total shares outstanding. United Asset Management Corporation was the record shareholder of 78% of the aggregate total shares outstanding.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Trustee                                 Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Pell Rudman Trust Company, N.A.
100 Federal Street
Boston, MA 02110

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                         This report has been prepared for
                                         shareholders and may be distributed
                                         to others only if preceded or
                                         accompanied by a current prospectus.